Schedule I-Condensed Financial Information (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 772,128,894	$ 334,715,019	$ 124,472,629	$ 44,954,778
Investments in affiliates (Note 10)	46,318,890
Other investments	16,567,053
Total assets	2,732,011,949	1,072,059,941
LIABILITIES AND EQUITY
Convertible senior notes	621,310,950	0
Total liabilities	2,297,162,208	828,804,543
EQUITY:
Additional paid-in capital	402,487,492	363,221,310
Retained earnings (deficit)	13,534,435	(123,725,472)
Accumulated other comprehensive income (loss)	(5,063,662)	3,748,393
Total Vipshop Holdings Limited shareholders' equity	410,969,719	243,255,398
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,732,011,949	1,072,059,941
Parent company
ASSETS
Cash and cash equivalents	157,195	95,124
Investments in affiliates (Note 10)	45,005,933
Other investments	13,665,980
Investment in subsidiaries	195,332,664
Amount due from subsidiaries	780,809,999	243,160,275
Total assets	1,034,971,771	243,255,399
LIABILITIES AND EQUITY
Amount due to a shareholder	1	1
Accrued expenses	2,691,101
Convertible senior notes	621,310,950
Total liabilities	624,002,052	1
EQUITY:
Additional paid-in capital	402,487,492	363,221,310
Retained earnings (deficit)	13,534,435	(123,725,472)
Accumulated other comprehensive income (loss)	(5,063,662)	3,748,393
Total Vipshop Holdings Limited shareholders' equity	410,969,719	243,255,398	82,582,814	18,289,202
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,034,971,771	243,255,399
Class A ordinary shares
EQUITY:
Ordinary shares	9,803	9,516
Additional disclosure
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	483,489,642	483,489,642
Common shares, shares issued	98,028,314	95,155,614
Common shares, shares outstanding	98,028,314	95,155,614
Class A ordinary shares | Parent company
EQUITY:
Ordinary shares	9,803	9,516
Additional disclosure
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	483,489,642
Common shares, shares issued	98,028,314	95,155,614
Common shares, shares outstanding	98,028,314	95,155,614
Class B ordinary shares
EQUITY:
Ordinary shares	1,651	1,651
Additional disclosure
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	16,510,358	16,510,358
Common shares, shares issued	16,510,358	16,510,358
Common shares, shares outstanding	16,510,358	16,510,358
Class B ordinary shares | Parent company
EQUITY:
Ordinary shares	$ 1,651	$ 1,651
Additional disclosure
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	16,510,358	16,510,358
Common shares, shares issued	16,510,358	16,510,358
Common shares, shares outstanding	16,510,358	16,510,358